Stockholders' Equity	12 Months Ended
Dec. 31, 2025
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY
4.	STOCKHOLDERS’ EQUITY

Ordinary Shares

As of December 31, 2025, the authorized share capital of the Company consists of 1 ordinary share with a total share value of S$1. The holder of ordinary share is entitled to receive dividends as declared from time to time and is entitled to one vote per share at meetings of the Company. All ordinary shares rank equally with regard to the Company’s residual assets.